SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31, 2025		December 31, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	3,181,491	$ 4.13	3,488,291	$ 4.24
Granted	763,530	$ 5.36	1,994,000	$ 2.94
Exercised	(2,184,107)	$ 4.56	(1,712,400)	$ 3.17
Expired and forfeited	(89,120)	$ 4.21	(588,400)	$ 3.55
Outstanding, end of the year	1,671,794	$ 4.13	3,181,491	$ 4.13
Options exercisable at the end of the year	892,416	$ 4.01	1,896,491	$ 4.82

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Expressed in Canadian dollars
	Options Outstanding			Options Exercisable
	Number	Weighted Average	Weighted	Number	Weighted
Exercise	Outstanding	Remaining	Average	Exercisable	Average
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2025	(Number of Years)	Price	December 31, 2025	Price

$ 2.00 - $ 2.99	780,900	3.1	$ 2.89	439,100	$ 2.89
$ 4.00 - $ 4.99	204,000	2.6	$ 4.24	176,000	$ 4.18
$ 5.00 - $ 5.99	609,200	4.2	$ 5.39	199,622	$ 5.39
$ 6.00 - $ 6.99	77,694	1.0	$ 6.40	77,694	$ 6.40
	1,671,794	3.4	$ 4.13	892,416	$ 4.01

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Years ended
	December 31, 2025	December 31, 2024
Weighted-average fair value of options in C$	$2.53	$1.40
Risk-free interest rate	2.48%	3.75%
Expected dividend yield	0%	0%
Expected share price volatility	63%	62%
Expected options life in years	3.63	3.52

Disclosure of performance share units plan [Table Text Block]
	Years ended
	December 31, 2025	December 31, 2024
	Number of units	Number of units

Outstanding, beginning of the year	1,078,000	878,000
Granted	299,900	635,000
Cancelled	(163,000)	(435,000)
Outstanding, end of the year	1,214,900	1,078,000

Disclosure of restricted share units [Table Text Block]
	Years ended
Number of Units	December 31, 2025	December 31, 2024

Outstanding, beginning of period	-	-
Granted	374,310	-
Cancelled	(10,790)	-
Outstanding, end of period	363,520	-

Disclosure of deferred share units [Table Text Block]
	Years ended
	December 31, 2025		December 31, 2024
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	1,044,204	$3.19	1,044,204	$3.19
Settled	(101,576)	$2.74	-	$0.00
Outstanding, end of year	942,628	$3.24	1,044,204	$3.19
Fair value at end of year	942,628	$12.91	1,044,204	$5.27

Disclosure of diluted earnings per share [Table Text Block]
	Years ended
	December 31,	December 31,
	2025	2024

Net loss	$(119.1)	$(31.5)
Basic weighted average number of shares outstanding (in thousands)	283,078	242,181
Effect of dilutive securities:
Stock options	-	-
Equity settled deferred share units	-	-
Performance share units	-	-
Diluted weighted average number of share outstanding (in thousands)	283,078	242,181

Diluted loss per share	$(0.42)	$(0.13)

Deferred share units redeemable at director's retirement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of deferred share units [Table Text Block]
	Years ended
	December 31, 2025	December 31, 2024
	Number of units	Number of units

Outstanding, beginning of the year	564,841	330,078
Granted	136,969	234,763
Settled	(103,373)	-
Outstanding, end of the year	598,437	564,841